GFH Intermediate Holdings Ltd Acquisition	12 Months Ended
Dec. 31, 2021
GFH Intermediate Holdings Ltd Acquisition [Abstract]
GFH INTERMEDIATE HOLDINGS LTD ACQUISITION

NOTE 11 — GFH Intermediate Holdings Ltd Acquisition

On July 1, 2020, MICT completed its acquisition of GFHI pursuant to the previously announced agreement and plan of merger (the “Merger Agreement”) entered into on November 7, 2019 by and between MICT, Micronet, GFHI, Global Fintech Holding Ltd, a British Virgin Islands company and the sole shareholder of GFHI, and MICT Merger Subsidiary Inc., a British Virgin Islands company and a wholly owned subsidiary of MICT, as amended and restated on April 15, 2020. As described in the Merger Agreement, upon consummation of the acquisition, the outstanding share of GFHI were cancelled in exchange for a convertible promissory note in the principal amount of $25,000 issued to GFH by MICT. This note has been converted into 22,727,273 shares of common stock of MICT at a conversion price of $1.10 per share. As a result of the acquisition goodwill and intangible assets were created.

GFHI’s net revenues and net loss are presented as if the Company’s acquisition date had occurred at the beginning of the annual reporting period.

(USD in thousands)	Year ended December 31, 2020
Revenues	$1,173
Net loss	$(22,992)

As of the date of this annual report, COVID-19 and the resulting government regulations enacted in China and elsewhere have not had a material adverse effect on GFHI financial reports; however, there can be no assurance that GFHI financial reports will not be affected in the future from COVID-19 or resulting government actions.

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

GFH Intermediate Holdings LTD, Purchase Price Allocation

(USD in thousands)

Total share consideration(1)	$32,050
Total Purchase Consideration	$32,050

Less:
Intangible assets – trade name/ trademarks	$580
Intangible assets – developed technology	11,490
Intangible assets – Customer database(2)	4,500
Deferred Tax liability(3)	(4,308)
Fair value of net assets acquired	$12,262

Goodwill value(4)	$19,788

(1)      The purchase consideration represented the fair value of the convertible promissory notes that were converted into common stock of MICT.

(2)      The customer database value is based on the cost to recreate, as indicated by management.

(3)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.

(4)      The goodwill is not deductible for tax purposes.